TREASURY SHARES (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($) shares
Number of shares
Treasury shares, beginning balance (in shares) | shares	1,407
Repurchases (in shares) | shares	750,534
Cancellations (in shares) | shares	(564,444)
Treasury shares, ending balance (in shares) | shares	187,497
Cost
Balance at December 31, 2025 | $	$ 35
Repurchases | $	18,242
Cancellation | $	(13,622)
Balance at June 30, 2026 | $	$ 4,655